Accounts receivable - Schedule of other receivables (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Oct. 31, 2022
Trade and other current receivables [abstract]
Accounts receivable	$ 3.7	$ 4.3
Non-trade receivables	0.0	3.5
Current receivables from taxes other than income tax	3.6	4.1
Other Current Accrued Receivables	2.1	2.4
Other receivables	$ 5.7	$ 10.0	$ 10.0